DoubleLine Global Bond Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 61.0%
AUSTRALIA - 2.8%
1,300,000 AUD	Australia Government Bond	1.00%		12/21/2030	713,549
5,817,000 AUD	Australia Government Bond	1.50%		06/21/2031	3,256,994
					3,970,543
BELGIUM - 3.8%
2,300,000 EUR	Kingdom of Belgium Government Bond	1.00%	(a)	06/22/2026	2,370,324
3,126,000 EUR	Kingdom of Belgium Government Bond	0.90%	(a)	06/22/2029	3,052,963
					5,423,287
CANADA - 1.7%
3,800,000 CAD	Canadian Government Bond	1.50%		06/01/2031	2,440,411
FRANCE - 4.2%
660,000 EUR	French Republic Government Bond OAT	0.00%	(a)	11/25/2029	602,200
2,563,811 EUR	French Republic Government Bond OAT	0.70%	(a)	07/25/2030	2,709,972
2,460,000 EUR	French Republic Government Bond OAT	3.00%	(a)	05/25/2033	2,593,773
					5,905,945
GERMANY - 7.3%
4,390,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		08/15/2030	4,072,539
2,500,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2031	2,290,993
1,630,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%		08/15/2032	1,654,793
2,650,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.00%		05/15/2038	2,301,529
					10,319,854
HUNGARY - 2.9%
932,000,000 HUF	Hungary Government Bond	4.75%		11/24/2032	2,205,751
716,400,000 HUF	Hungary Government Bond	7.00%		10/24/2035	1,969,345
					4,175,096
IRELAND - 2.6%
1,020,000 EUR	Ireland Government Bond	1.00%		05/15/2026	1,054,163
680,000 EUR	Ireland Government Bond	0.90%		05/15/2028	679,172
1,910,000 EUR	Ireland Government Bond	1.10%		05/15/2029	1,893,442
					3,626,777
ISRAEL - 2.5%
13,600,000 ILS	Israel Government Bond	3.75%		09/30/2027	3,518,413
JAPAN - 9.1%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	2,229,482
812,500,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	4,993,883
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	3,349,001
418,000,000 JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	2,298,783
					12,871,149
MEXICO - 4.1%
12,000,000 MXN	Mexican Bonos	8.00%		09/05/2024	651,428
53,900,000 MXN	Mexican Bonos	5.00%		03/06/2025	2,839,214
20,300,000 MXN	Mexican Bonos	5.75%		03/05/2026	1,026,262
27,680,000 MXN	Mexican Bonos	7.75%		05/29/2031	1,349,807
					5,866,711
NEW ZEALAND - 2.0%
5,800,000 NZD	New Zealand Government Bond	1.50%		05/15/2031	2,900,627
PERU - 1.4%
8,100,000 PEN	Peru Government Bond	6.15%		08/12/2032	2,031,788
POLAND - 2.4%
11,100,000 PLN	Republic of Poland Government Bond	1.75%		04/25/2032	2,098,186
5,000,000 PLN	Republic of Poland Government Bond	6.00%		10/25/2033	1,272,782
					3,370,968
PORTUGAL - 2.1%
1,590,000 EUR	Portugal Obrigacoes do Tesouro OT	1.95%	(a)	06/15/2029	1,636,423
1,420,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48%	(a)	10/18/2030	1,314,551
					2,950,974

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ROMANIA - 3.2%
21,250,000 RON	Romania Government Bond	3.70%		11/25/2024	4,541,951
SOUTH AFRICA - 4.2%
38,190,000 ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	1,927,211
46,300,000 ZAR	Republic of South Africa Government Bond	8.25%		03/31/2032	2,220,364
38,570,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	1,795,075
					5,942,650
SPAIN - 4.7%
1,470,000 EUR	Spain Government Bond	1.30%	(a)	10/31/2026	1,512,761
4,440,000 EUR	Spain Government Bond	0.60%	(a)	10/31/2029	4,190,474
970,000 EUR	Spain Government Bond	0.50%	(a)	04/30/2030	899,088
					6,602,323
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $98,702,680)				86,459,467
US GOVERNMENT AND AGENCY OBLIGATIONS - 35.3%
UNITED STATES - 35.3%
500,000 USD	United States Treasury Note/Bond	0.50%		03/31/2025	482,874
2,150,000 USD	United States Treasury Note/Bond	0.25%		06/30/2025	2,049,255
2,150,000 USD	United States Treasury Note/Bond	0.25%		07/31/2025	2,042,038
2,750,000 USD	United States Treasury Note/Bond	0.38%		11/30/2025	2,580,220
8,200,000 USD	United States Treasury Note/Bond	0.75%		05/31/2026	7,605,501
1,100,000 USD	United States Treasury Note/Bond	0.63%		03/31/2027	989,656
2,320,000 USD	United States Treasury Note/Bond	0.50%		10/31/2027	2,036,888
2,300,000 USD	United States Treasury Note/Bond	0.63%		11/30/2027	2,022,473
2,250,000 USD	United States Treasury Note/Bond	0.63%		12/31/2027	1,972,222
5,800,000 USD	United States Treasury Note/Bond	0.75%		01/31/2028	5,093,352
250,000 USD	United States Treasury Note/Bond	0.63%		05/15/2030	202,139
6,650,000 USD	United States Treasury Note/Bond	0.63%		08/15/2030	5,330,910
10,550,000 USD	United States Treasury Note/Bond	0.88%		11/15/2030	8,535,814
1,900,000 USD	United States Treasury Note/Bond	1.13%		05/15/2040	1,169,910
5,250,000 USD	United States Treasury Note/Bond	1.38%		11/15/2040	3,314,678
1,550,000 USD	United States Treasury Note/Bond	1.75%		08/15/2041	1,024,665
7,150,000 USD	United States Treasury Note/Bond	1.25%		05/15/2050	3,545,115
	Total US Government and Agency Obligations (Cost $49,973,638)				49,997,710

SHORT TERM INVESTMENTS - 2.2%
1,053,743 USD	First American Government Obligations Fund - U	5.26%	(b)		1,053,743
1,053,743 USD	JPMorgan US Government Money Market Fund - IM	5.26%	(b)		1,053,743
1,053,743 USD	MSILF Government Portfolio - Institutional	5.23%	(b)		1,053,743
	Total Short Term Investments (Cost $3,161,229)				3,161,229
	Total Investments - 98.5% (Cost $151,837,547)				139,618,406
	Other Assets in Excess of Liabilities - 1.5%				2,158,028
	NET ASSETS - 100.0%				$141,776,434

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	61.0%
US Government and Agency Obligations	35.3%
Short Term Investments	2.2%
Other Assets and Liabilities	1.5%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	37.5%
Japan	9.1%
Germany	7.3%
Spain	4.7%
South Africa	4.2%
France	4.2%
Mexico	4.1%
Belgium	3.8%
Romania	3.2%
Hungary	2.9%
Australia	2.8%
Ireland	2.6%
Israel	2.5%
Poland	2.4%
Portugal	2.1%
New Zealand	2.0%
Canada	1.7%
Peru	1.4%
Other Assets and Liabilities	1.5%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Seven-day yield as of period end.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
USD	United States Dollar
ZAR	South African Rand

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
08/02/2024	Goldman Sachs	13,600,000	ILS	$3,605,985	3,637,156	USD	$3,637,156	$31,171

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$3,161,229
Total Level 1	3,161,229
Level 2
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	86,459,467
US Government and Agency Obligations	49,997,710
Total Level 2	136,457,177
Total	$139,618,406
Other Financial Instruments
Level 2
Forward Currency Exchange Contracts	$31,171
Total Level 2	31,171
Total	$31,171

See the Schedule of Investments for further disaggregation of investment categories.